Remuneration System for the Management Board and Employees of the Group - Summary Of Remuneration To Key Managerial Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Remuneration To Key Managerial Personnel [Abstract]
Total Short-Term Employee Benefits	€ 7,261,119	€ 5,706,334
Total Post-Employment Benefits	424,300	414,044
Total Termination Benefits	2,443,409	1,191,085
Total Share-Based Payment	4,125,979	3,997,413
Total Compensation	€ 14,254,807	€ 11,308,876